ADVANCED TO SUPPLIERS	9 Months Ended
Mar. 31, 2025
Advanced To Suppliers
ADVANCED TO SUPPLIERS

Note 4 — ADVANCED TO SUPPLIERS

	As of
	March 31, 2025	June 30 2024
Advanced to suppliers-third parties	$10,837,402	$8,514,694
Advanced to suppliers-related parties	$1,299,565	1,194,205
Total advanced to suppliers	$12,136,967	$9,708,899

For the nine months ended March 31, 2025 and 2024, the Company assessed its collectability and did not provide any allowance for credit losses since the Company expected the suppliers to fulfill their obligations in the short term.